Earnings Per Share	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Earnings Per Share [Abstract]
Earnings Per Share

18.	Earnings Per Share
Basic earnings per share is calculated as net income divided by the average number of shares of common stock outstanding. Diluted earnings per share assumes, when dilutive, the issuance of the net incremental shares from options and restricted shares. The following is a reconciliation of the denominators of the basic and diluted per share computations for net income:

Successor
(In thousands, except per share data)	Three Months Ended May 31, 2021
Net loss per share:
Numerator - basic:
Net loss per share:	$(169,355)
Less: Net loss attributable to noncontrolling interests	(27,097)

Net loss attributable to E2open Parent Holdings, Inc. - basic	$(142,258)

Numerator - diluted:
Net loss attributable to E2open Parent Holdings, Inc. - basic	$(142,258)
Add: Net loss and tax effect attributable to noncontrolling interests	—

Net loss attributable to E2open Parent Holdings, Inc. - diluted	$(142,258)

Numerator - basic:
Weighted average shares outstanding - basic	187,051
Net income per share - basic	$(0.76)

Numerator - diluted:
Weighted average shares outstanding - basic	187,051
Weighted average effect of dilutive securities:
Shares related to common units	—

Weighted average shares outstanding - diluted	187,051
Diluted net income per common share	$(0.76)

Potential common shares issuable to employee or directors upon exercise or conversion of shares under our share-based compensation plans and upon exercise of warrants are excluded from the computation of diluted earnings per common share when the effect would be anti-dilutive. All potential common shares are anti-dilutive in periods of net loss available to common stockholders.
The following table summarizes the weighted-average potential common shares excluded from diluted loss per common share as their effect would be anti-dilutive:

Successor
Three Months Ended May 31, 2021
Restricted Sponsor Shares related to Series B-1 common stock	2,500,000
Shares related to Series B-1 common stock	5,620,367
Shares related to Series B-2 common stock	3,372,184
Shares related to restricted common units Series 1	4,379,557
Shares related to restricted common units Series 2	2,627,724
Shares related to warrants (1)	29,079,972
Shares related to Common Units	35,636,680
Shares related to options	2,416,628
Shares related to restricted stock	225,532

Units/Shares excluded from the dilution computation	85,858,644

(1)	The warrants include the public warrants, private placement warrants and forward purchase warrants.

23.	EARNINGS PER SHARE
Basic earnings per share is calculated as net income divided by the average number of shares of common stock outstanding. Diluted earnings per share assumes, when dilutive, the issuance of the net incremental shares from options and restricted shares. The following is a reconciliation of the denominators of the basic and diluted per share computations for net income:

Successor
(in thousands, except share and per share data)	February 4, 2021 through February 28, 2021
Net income (loss) per share:
Numerator - basic:
Net income	$12,857
Less: Net income attributable to noncontrolling interests	2,057
Net income attributable to E2open Parent Holdings, Inc. - basic	$10,800

Numerator - diluted:
Net income attributable to E2open Parent Holdings, Inc. - basic	$10,800
Add: Net income and tax effect attributable to noncontrolling interests	1,561
Net income attributable to E2open Parent Holdings, Inc. - diluted	$12,361

Numerator - basic:
Weighted average shares outstanding -basic	187,051
Net income per share - basic	$0.06

Numerator - diluted:
Weighted average shares outstanding - basic	187,051
Weighted average effect of dilutive securities.	35,637
Weighted average shares outstanding - diluted	222,688
Diluted net income per common share.	$0.06

(1)	The warrants include the public warrants, private placement warrants and forward purchase warrants.
Potential common shares issuable to employee or directors upon exercise or conversion of shares under the Company’s share-based compensation plans and upon exercise of warrants are excluded from the computation of diluted earnings per common share when the effect would be anti-dilutive. All potential common shares are anti- dilutive in periods of net loss available to common stockholders.
The following table summarizes the weighted-average potential common shares excluded from diluted loss per common share as their effect would be anti-dilutive:

Successor
February 4, 2021 through February 28, 2021
Restricted Sponsor Shares related to Series B-1 common stock	2,500,000
Shares related to Series B-1 common stock	5,620,367
Shares related to Series B-2 common stock	3,372,184
Shares related to restricted common units Series 1	4,379,557
Shares related to restricted common units Series 2	2,627,724
Shares related to warrants (1)	29,079,972
Units/Shares excluded from the dilution computation	47,579,804

(1)	The warrants include the public warrants, private placement warrants and forward purchase warrants.